COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS (Details)	Jun. 26, 2020 item $ / shares shares	May 21, 2020 USD ($) item $ / shares shares	Jun. 30, 2021 CNY (¥) Y shares	Jun. 30, 2021 USD ($) Y $ / shares shares	Jun. 14, 2021 Y shares	Jun. 30, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of offerings | item	2	2
Number of warrants to purchase ordinary shares | shares		911,112				1,680,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25	$ 2.25				$ 1.25
Fair value of warrants | $		$ 1,689,389		$ 34,860,000		$ 1,639,333
Fair value of the warrant liability			¥ 190,635,850	$ 29,520,000
Class A ordinary shares
Class of Warrant or Right [Line Items]
Number of warrants to purchase ordinary shares | shares	1,680,000	911,112	8,814,102	8,814,102	6,014,102
Exercise price of warrants (in dollars per share) | $ / shares				$ 5,340,000
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input		0.40	0.95	0.95	0.90	0.35
Warrant life
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input | Y			5.5	5.5	5.5
Warrants and rights outstanding, term		5 years 6 months				5 years 6 months
Volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input		99.50	111	111	111	104.26
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input		0				0